Condensed Statements of Stockholders Equity (Deficit) (USD $)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning balance, value at May. 23, 2014	$ 0	$ 488	$ 0	$ 488
Beginning balance, shares at May. 23, 2014	0
Issuance of founders shares	48,500,000
Issuance of founders shares value	48	(48)
Cancellation of founders shares related to reverse capitalization, shares	(48,500,000)
Cancellation of founders shares related to reverse capitalization, value	(48)	47		(1)
Reverse capitalization, shares	757,689,386
Reverse capitalization, value	757,689	(488)	(820,022)	(62,821)
Common stock issued for debt settlement, shares	375,733
Common stock issued for debt settlement, value	376	123,088		123,464
Stock based compensation		22,800,000		22,800,000
Net loss			(25,097,268)	(25,097,268)
Ending balance, value at Dec. 31, 2014	758,065	22,923,087	(25,917,290)	(2,236,138)
Ending balance, shares at Dec. 31, 2014	758,065,119
Settlement agreement with former officers and directors, shares	(709,121,205)
Settlement agreement with former officers and directors, value	(709,121)	162,000	820,022	272,901
Stock based compensation, shares	149,092,500
Stock based compensation, value	149,093	64,620,516		64,769,609
Common stock issued for previously accrued consulting fees, shares	75,000
Common stock issued for previously accrued consulting fees, value	75	24,925		25,000
Common stock issued for cash, shares	585,748
Common stock issued for cash, value	585	95,265		95,850
Common stock issued for employment agreement termination, shares	5,000,000
Common stock issued for employment agreement termination, value	5,000	1,895,000		1,900,000
Related party debt forgiveness		100,000		100,000
Common stock issued for settlement of related party accounts payable, shares	7,500,000
Common stock issued for settlement of related party accounts payable, value	7,500	332,663		340,163
Net loss			(66,519,789)	(66,519,789)
Ending balance, value at Mar. 31, 2015	$ 211,197	$ 90,153,456	$ (91,617,057)	$ (1,252,404)
Ending balance, shares at Mar. 31, 2015	211,197,162